Assets And Liabilities Classified As Held For Sale; Profit (Loss) From Discontinued Operations - Summary of Assets and Liabilities of Investees Classified as Discontinued Operations (Detail) - BRL (R$)
R$ in Millions
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets classified as held for sale
Cash and cash equivalents	R$ 891	R$ 1,030
Marketable securities	704	1,058
Recoverable taxes	124	174
Accounts receivable from the State of Minas Gerais		235
Inventories	36	38
Concession financial assets	1,071	848
Other	506	526
TOTAL CURRENT	27,796	8,537
Recoverable taxes	242	231
Deferred income and social contribution taxes	2,147	1,871
Concession financial assets	4,927	6,605
Concession contract assets	1,598
Property, plant and equipment	2,662	2,762	R$ 3,775	R$ 3,940
Intangible assets	10,777	11,156	R$ 10,820	R$ 10,275
Other non-current assets	14,757
Non current assets	32,059	33,703
Total assets of subsidiaries classified as held for sale	59,855	42,240
Liabilities directly associated to assets held for sale
Suppliers	1,801	2,343
Loans, financing and debentures(1)	2,198	2,371
Taxes and social contribution payable	410	705
Other	528	572
TOTAL CURRENT	23,394	8,663
Loans, financing and debentures(1)	12,574	12,027
Taxes and social contribution payable	29	28
Other obligations	92	152
TOTAL NON-CURRENT	20,522	19,247
Total liabilities of subsidiaries associated with assets classified as held for sale	43,916	R$ 27,910
Lightger [member]
Assets classified as held for sale
Cash and cash equivalents	707
Marketable securities	977
Customers and traders	2,855
Recoverable taxes	75
Accounts receivable from the State of Minas Gerais	344
Inventories	38
Concession financial assets	564
Other	75
TOTAL CURRENT	5,635
Customers and traders	1,013
Recoverable taxes	52
Deferred income and social contribution taxes	405
Concession financial assets	4,420
Concession contract assets	330
Property, plant and equipment	1,560
Intangible assets	3,097
Capex	547
Other non-current assets	804
Non current assets	12,228
Total assets of subsidiaries classified as held for sale	17,863
Liabilities directly associated to assets held for sale
Suppliers	2,119
Loans, financing and debentures(1)	1,996
Taxes and social contribution payable	339
Other	824
TOTAL CURRENT	5,278
Loans, financing and debentures(1)	8,032
Taxes and social contribution payable	305
Other obligations	859
TOTAL NON-CURRENT	9,196
Total liabilities of subsidiaries associated with assets classified as held for sale	14,474
Guanhaes [member]
Assets classified as held for sale
Cash and cash equivalents	58
Customers and traders	11
TOTAL CURRENT	69
Property, plant and equipment	131
Other non-current assets	1
Non current assets	132
Total assets of subsidiaries classified as held for sale	201
Liabilities directly associated to assets held for sale
Suppliers	34
Loans, financing and debentures(1)	8
Taxes and social contribution payable	1
Other	1
TOTAL CURRENT	44
Loans, financing and debentures(1)	71
TOTAL NON-CURRENT	71
Total liabilities of subsidiaries associated with assets classified as held for sale	115
Axxion [member]
Assets classified as held for sale
Cash and cash equivalents	5
TOTAL CURRENT	5
Recoverable taxes	2
Property, plant and equipment	345
Intangible assets	3
Other non-current assets	13
Non current assets	363
Total assets of subsidiaries classified as held for sale	368
Liabilities directly associated to assets held for sale
Suppliers	13
Loans, financing and debentures(1)	13
Other	1
TOTAL CURRENT	27
Loans, financing and debentures(1)	139
Taxes and social contribution payable	1
Other obligations	4
TOTAL NON-CURRENT	144
Total liabilities of subsidiaries associated with assets classified as held for sale	171
Light [member]
Assets classified as held for sale
Cash and cash equivalents	7
Recoverable taxes	1
Accounts receivable from the State of Minas Gerais	20
TOTAL CURRENT	28
Deferred income and social contribution taxes	18
Property, plant and equipment	1
Intangible assets	6
Other non-current assets	2
Non current assets	27
Total assets of subsidiaries classified as held for sale	55
Liabilities directly associated to assets held for sale
Suppliers	3
Loans, financing and debentures(1)	9
Taxes and social contribution payable	1
Other	19
TOTAL CURRENT	32
Loans, financing and debentures(1)	1
Taxes and social contribution payable	1
Other obligations	4
TOTAL NON-CURRENT	6
Total liabilities of subsidiaries associated with assets classified as held for sale	38
Itaocara [member]
Assets classified as held for sale
Cash and cash equivalents	5
TOTAL CURRENT	5
Property, plant and equipment	6
Intangible assets	9
Non current assets	15
Total assets of subsidiaries classified as held for sale	20
Liabilities directly associated to assets held for sale
Other obligations	9
TOTAL NON-CURRENT	9
Total liabilities of subsidiaries associated with assets classified as held for sale	9
Discontinuing operation [member]
Assets classified as held for sale
Cash and cash equivalents	782
Marketable securities	977
Customers and traders	2,866
Recoverable taxes	76
Accounts receivable from the State of Minas Gerais	364
Inventories	38
Concession financial assets	564
Other	75
TOTAL CURRENT	5,742
Customers and traders	1,013
Recoverable taxes	54
Deferred income and social contribution taxes	423
Concession financial assets	4,420
Concession contract assets	330
Property, plant and equipment	2,043
Intangible assets	3,115
Capex	547
Other non-current assets	820
Non current assets	12,765
Total assets of subsidiaries classified as held for sale	18,507
Liabilities directly associated to assets held for sale
Suppliers	2,169
Loans, financing and debentures(1)	2,026
Taxes and social contribution payable	341
Other	845
TOTAL CURRENT	5,381
Loans, financing and debentures(1)	8,243
Taxes and social contribution payable	307
Other obligations	876
TOTAL NON-CURRENT	9,426
Total liabilities of subsidiaries associated with assets classified as held for sale	R$ 14,807